UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
  (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31
Date of reporting period: April 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.

Schedule of Investments (April 30, 2007) (unaudited)

SMASh Series M Portfolio

Face Amount	Rating‡	Security	Value

MORTGAGE-BACKED SECURITIES — 93.1%
FNMA — 80.8%
		Federal National Mortgage Association (FNMA):
$4,600,000		5.000% due 5/14/37-6/12/37 (a)	$4,443,814
1,600,000		5.500% due 5/14/37 (a)	1,582,500
1,300,000		6.000% due 5/14/37-6/12/37 (a)	1,310,093
700,000		6.500% due 5/14/37 (a)	714,875

		Total FNMA	8,051,282

GNMA — 12.3%
		Government National Mortgage Association (GNMA):
900,000		6.000% due 5/21/37 (a)	912,375
300,000		6.500% due 5/21/37 (a)	308,156

		Total GNMA	1,220,531

		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost — $9,267,598)	9,271,813

ASSET-BACKED SECURITIES — 20.3%
Automobiles — 1.0%
100,000	AAA	Superior Wholesale Inventory Financing Trust, Series 2007-AE1, Class A, 5.420% due 1/15/12 (b)(c)	100,062

Home Equity — 19.3%
199,479	AAA	Ace Securities Corp., Series 2006-GP1, Class A, 5.450% due 2/25/31 (b)(c)	199,493
56,704	AAA	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 5.630% due 1/25/33 (b)(c)	56,764
125,913	AAA	Countrywide Asset-Backed Certificates, Series 2002-BC1, Class A, 5.980% due 4/25/32 (b)(c)	126,041
200,000	AAA	Fremont Home Loan Trust, Series 2006-B, Class 2A2,
		5.420% due 8/25/36 (b)(c)	200,046
		GMAC Mortgage Corp. Loan Trust:
200,000	AAA	Series 2006-HE1, Class A, 5.530% due 11/25/36 (b)(c)	199,960
200,000	AAA	Series 2006-HE4, Class A1, 5.390% due 12/25/36 (b)(c)	199,840
119,982	AAA	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.380% due 8/25/36 (b)(c)	120,060
189,781	AAA	Lehman XS Trust, Series 2007-2N, Class 3A1, 5.410% due 2/25/37 (b)(c)	189,854
62,388	AAA	Mastr Asset Backed Securities Trust, Series 2005-HE2, Class A2, 5.430% due 10/25/35 (b)(c)	62,433
		Morgan Stanley Mortgage Loan Trust:
142,049	AAA	Series 2006-12XS, Class A1, 5.440% due 10/25/36 (b)(c)	142,146
186,835	AAA	Series 2007-2AX, Class 2A1, 5.410% due 9/25/36 (b)(c)	187,014
143,457	AAA	RAAC, Series 2006-RP3, Class A, 5.590% due 5/25/36 (b)(c)(d)	143,144
98,342	AAA	SACO I Trust, Series 2005-WM3, Class A3, 5.670% due 9/25/35 (b)(c)	98,403
2,634	AAA	Terwin Mortgage Trust, Series 2004-5HE, Class A1B, 5.740% due 6/25/35 (b)(c)	2,634

		Total Home Equity	1,927,832

		TOTAL ASSET-BACKED SECURITIES
		(Cost — $2,028,124)	2,027,894

See Notes to Financial Statements.

SMASh Series M Portfolio 2007 Semi-Annual Report	15

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 22.0%
$73,075	AAA	Adjustable Rate Mortgage Trust, Series 2005-10, Class 1A21, 4.733% due 1/25/36 (b)(c)	$72,595
174,462	AAA	American Home Mortgage Assets, Series 2006-2, Class 2A1, 5.510% due 9/25/46 (b)(c)	174,863
300,000	AAA	Banc of America Commercial Mortgage Inc., Series 2006-4, Class A4, 5.634% due 7/10/46 (c)	305,449
169,253	AAA	Banc of America Funding Corp., Series 2005-E, Class 8A1, 5.822% due 6/20/35 (b)(c)	169,882
		Countrywide Alternative Loan Trust:
178,563	AAA	Series 2005-24, Class 4A1, 5.550% due 7/20/35 (b)(c)	178,833
80,289	AAA	Series 2006-OA02, Class A5, 5.550% due 5/20/46 (b)(c)	80,492
197,162	AAA	Residential Accredit Loans Inc., Series 2007-QO1, Class A1, 5.470% due 2/25/37 (b)(c)	196,549
144,506	AAA	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 5.640% due 10/25/35 (b)(c)	145,133
		Thornburg Mortgage Securities Trust:
261,282	AAA	Series 2005-03, Class A3, 5.580% due 10/25/35 (b)(c)	261,574
366,967	AAA	Series 2006-01, Class A3, 5.490% due 1/25/36 (b)(c)	366,810
100,000	AAA	Washington Mutual Inc., Series 2005-AR1, Class A2A3, 5.720% due 1/25/45 (b)(c)	100,435
144,673	AAA	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.450% due 8/25/36 (b)(c)	144,629

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost — $2,199,198)	2,197,244

Contracts

PURCHASED OPTIONS — 0.6%
12,500		Eurodollar Futures, Call @ $94.00, expires 6/18/07 (c)	8,437
60,000		Eurodollar Futures, Call @ $94.00, expires 9/17/07 (c)	48,000

		TOTAL PURCHASED OPTIONS
		(Cost — $57,245)	56,437

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $13,552,165)	13,553,388

Face Amount

SHORT-TERM INVESTMENTS — 57.1%
U.S. Government Agencies — 0.4%
		Federal National Mortgage Association (FNMA), Discount Notes:
$25,000		5.223% due 6/27/07 (e)(f)	24,798
15,000		5.182% due 6/28/07 (e)(f)	14,878

		Total U.S. Government Agencies	39,676

See Notes to Financial Statements.

16	SMASh Series M Portfolio 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Repurchase Agreement — 56.7%
$5,650,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement, dated 4/30/07, 5.170% due 5/1/07; Proceeds at maturity — $5,650,811; (Fully collateralized by U.S. government agency obligation, 0.000% due 11/15/30; Market value — $5,763,000) (c)	$5,650,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $5,689,676)	5,689,676

	TOTAL INVESTMENTS — 193.1% (Cost — $19,241,841#)	19,243,064
	Liabilities in Excess of Other Assets — (93.1)%	(9,280,197)

	TOTAL NET ASSETS — 100.0%	$9,962,867

‡	All ratings are by Standard & Poor’s Ratings Service.

(a)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(c)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options and TBA’s.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Rate shown represents yield-to-maturity.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 18 for definitions of ratings.

Abbreviations used in this schedule:
CDC – CDC Capital Mortgage
GMAC – General Motors Acceptance Corp.
MASTR – Mortgage Asset Securitization Transactions Inc.

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value

1	Eurodollar Futures, Call	6/18/07	$94.75	$38
2	Eurodollar Futures, Call	9/17/07	95.00	275
1	U.S. Treasury Bonds Futures, Call	5/25/07	114.00	78
4	U.S. Treasury Bonds Futures, Call	5/25/07	115.00	63
11	U.S. Treasury Bonds Futures, Call	5/25/07	113.00	2,234
1	U.S. Treasury 10 Year Notes, Call	5/25/07	110.00	31
8	U.S. Treasury 10 Year Notes, Call	5/25/07	109.00	1,500
11	U.S. Treasury 10 Year Notes, Call	5/25/07	108.00	6,703
1	U.S. Treasury 10 Year Notes, Call	8/24/07	109.00	688
2	U.S. Treasury 10 Year Notes, Put	5/25/07	106.00	31
2	U.S. Treasury 10 Year Notes, Put	5/25/07	107.00	188

	TOTAL OPTIONS WRITTEN
	(Premiums received — ($21,518 )			11,829

See Notes to Financial Statements.

SMASh Series M Portfolio 2007 Semi-Annual Report	17

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) —Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC, CC
and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	—	Indicates that the bond is not rated by Standard & Poor’s.

18	SMASh Series M Portfolio 2007 Semi-Annual Report

SMASh Series M Portfolio

Statement of Assets and Liabilities (April 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $13,591,841)	$13,593,064
Repurchase agreement, at value (Cost — $5,650,000)	5,650,000
Cash	987
Receivable for securities sold	4,284,219
Receivable from broker — variation margin on open futures contracts	11,222
Receivable from investment manager	7,046
Interest receivable	7,034

Total Assets	23,553,572

LIABILITIES:
Payable for securities purchased	13,555,707
Options written, at value (premium received $21,518)	11,829
Trustees’ fees payable	992
Accrued expenses	22,177

Total Liabilities	13,590,705

Total Net Assets	$9,962,867

REPRESENTED BY:
Paid-in capital	$9,962,867

See Notes to Financial Statements.

SMASh Series M Portfolio 2007 Semi-Annual Report	19

SMASh Series M Portfolio

Statement of Operations (For the period ended April 30, 2007†) (unaudited)

INVESTMENT INCOME:
Interest	$173,086

EXPENSES:
Audit and tax	15,224
Legal fees	2,975
Trustees’ fees	992
Custody fees	30
Miscellaneous expenses	3,967

Total Expenses	23,188
Less: Fee waivers and/or expense reimbursements (Note 2)	(23,188)

Net Investment Income	173,086

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND OPTIONS WRITTEN (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(19,837)
Futures contracts	(3,116)
Options written	1,758

Net Realized Loss	(21,195)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	1,223
Futures contracts	(10,666)
Options written	9,689

Change in Net Unrealized Appreciation/Depreciation	246

Net Loss on Investments, Futures Contracts and Options Written	(20,949)

Increase in Net Assets From Operations	$152,137

†	For the period December 27, 2006 (commencement of operations) to April 30, 2007.

See Notes to Financial Statements.

20	SMASh Series M Portfolio 2007 Semi-Annual Report

SMASh Series M Portfolio

Statement of Changes in Net Assets (For the period ended April 30, 2007†) (unaudited)

2007

OPERATIONS:
Net investment income	$173,086
Net realized loss	(21,195)
Change in net unrealized appreciation/depreciation	246

Increase in Net Assets From Operations	152,137

CAPITAL TRANSACTIONS:
Proceeds from contributions	9,962,875
Value of withdrawals	(152,145)

Increase in Net Assets From Capital Transactions	9,810,730

Increase in Net Assets	9,962,867

NET ASSETS:
End of period	$9,962,867

†	For the period December 27, 2006 (commencement of operations) to April 30, 2007.

See Notes to Financial Statements.

SMASh Series M Portfolio 2007 Semi-Annual Report	21

SMASh Series M Portfolio

Financial Highlights

For the year ended October 31, unless otherwise noted:

2007(1)

Net Assets, End of Period (000s)	$9,963

Total Return(2)	1.55%

Ratios to Average Net Assets:
Gross expenses(3)	0.69%
Net expenses(3)(4)(5)	—
Net investment income(3)	5.17

Portfolio Turnover Rate	326%

(1)	For the period December 27, 2006 (commencement of operations) to April 30, 2007 (unaudited).

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)	Reflects fee waivers and/or expense reimbursements.

(5)

The Portfolio’s manager has entered into a one-year expense reimbursement agreement with the Portfolio pursuant to which the Portfolio’s manager has agreed to reimburse 100% of the Portfolio’s ordinary operating expenses. The expense reimbursement agreement does not cover brokerage, taxes and extraordinary expenses.

See Notes to Financial Statements.

22	SMASh Series M Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

SMASh Series M Portfolio (the “Portfolio”) is a separate series of the Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 13, 2007, the Portfolio was a separate series of Institutional Portfolio, registered under the 1940 Act and organized as a trust under the laws of the Commonwealth of Massachusetts. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

          The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

          (b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

          (c) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically as a substitution for buying or selling securities and cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Portfolio recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

SMASh Series M Portfolio 2007 Semi-Annual Report	23

Notes to Financial Statements (unaudited) (continued)

          The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

          (d) Securities Traded on a To-Be-Announced Basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

          (e) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Portfolio.

          A risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

          (f) Interest Income and Expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

          (g) Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

24	SMASh Series M Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          The manager and subadvisers do not charge management fees to the Portfolio. LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA has delegated to the subadvisers the day-to-day portfolio management of the Portfolio.

          LMPFA has entered into a one year expense reimbursement agreement with the Fund pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expense. During the period ended April 30, 2007, the Portfolio was reimbursed for expenses amounting to $23,188.

          Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the period ended April 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations

Purchases	$4,959,068	$50,411,596

Sales	302,766	41,132,016

          At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,505
Gross unrealized depreciation	(6,282)

Net unrealized appreciation	$1,223

          At April 30, 2007, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)

Contracts to Buy:
U.S. Treasury Bond	12	6/07	$1,343,076	$1,341,000	$(2,076)
Euro	18	9/07	4,274,090	4,266,000	(8,090)
Euro	4	3/08	951,445	951,850	405

					(9,761)

Contracts to Sell:
U.S. Treasury Notes	3	6/07	$324,079	$324,984	$(905)

Net Unrealized Loss on Open Futures Contracts					$(10,666)

SMASh Series M Portfolio 2007 Semi-Annual Report	25

Notes to Financial Statements (unaudited) (continued)

          During the period ended April 30, 2007, written option transactions for the Portfolio were as follows:

	Number of Contracts	Premiums

Options written, outstanding	—	—
Options written	54	$24,296
Options closed	(1)	(823)
Options expired	(9)	(1,955)

Options written, outstanding April 30, 2007	44	$21,518

          At April 30, 2007, the Portfolio held TBA securities with a total cost of $9,267,598.

4.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGM”), relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

          SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a

26	SMASh Series M Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

          This Portfolio is not one of the Affected Funds, and therefore did not implement the transfer agent arrangements described above and will not receive any portion of the distributions.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

5.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 4. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds (“Affected Funds”), rescission of the Affected Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Portfolio’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Portfolio’s manager and it affiliates to continue to render services to the Funds on the Affected Funds under their respective contracts.

6.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc (“SBAM”) that the staff is considering recommending that the SEC insti-

SMASh Series M Portfolio 2007 Semi-Annual Report	27

Notes to Financial Statements (unaudited) (continued)

tute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/ or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

          Although there can be no assurance, the Portfolio’s manager believes that this matter is not likely to have a material adverse effect on the Portfolio.

7.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Portfolio will be November 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the financial statements.

* * *

          On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

28	SMASh Series M Portfolio 2007 Semi-Annual Report

Board Approval of Management and Subadvisory Agreements (unaudited)

At a meeting held on December 21, 2006, the Board of the Portfolio’s predecessor fund (the “Predecessor Portfolio”), including a majority of the Board Members who were not “interested persons” of the Portfolio or Legg Mason Partners Fund Advisor, LLC (the “Manager”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a management agreement (the “Management Agreement”) between the Portfolio and the Manager. The Board, including a majority of the Independent Board Members, also approved a subadvisory agreement between the Manager and Western Asset Management Company (“Western Asset”) for the Portfolio and a subadvisory agreement between Western Asset and Western Asset Management Limited Company (“Western Asset Limited,” and, together with Western Asset, the “Subadvisers”) (the “Subadvisory Agreements”). In approving the Management Agreement and Subadvisory Agreements, the Board, including the Independent Board Members, noted that, in addition to a seed money investor, the Portfolio’s sole investor is a series of Citifunds Institutional Trust, who investment objective and policies are the same as those of the Portfolio (the “Feeder Fund”), and considered the factors below.

          The Board noted that the Manager will provide administrative and certain oversight services to the Portfolio, and that the Manager will delegate to the Subadvisers the day-to-day portfolio management of the Portfolio. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel and the portfolio management team that would be primarily responsible for the day-to-day management of the Portfolio.

          The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Portfolio by the Manager under the Management Agreement and by the Subadvisers under the Subadvisory Agreements. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadvisers took into account the Board Members’ knowledge and familiarity gained as Board Members of the Predecessor Portfolio or other funds managed by the Manager and the Subadvisers, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities, organization of the Manager and the Subadvisers and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadvisers and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the Management Agreement and the Subadvisory Agreements were acceptable.

          The Board Members noted that the Predecessor Portfolio would be organized later in December 2006 and had not commenced full operations. The Board Members therefore did not give consideration to performance history.

          The Board Members gave substantial consideration to the fact that none of the Manager or either Subadviser receives a fee for its advisory services. The Board Members noted that all shareholders of the Feeder Fund would be participants in separately managed account programs that include the Feeder Fund as an investment option and would pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice and

SMASh Series M Portfolio	29

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

portfolio execution. The Board noted further that when a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing those assets, including assets that may be invested in the Feeder Fund, except that, in certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s managed account.

          The Board Members noted that the Manager and the Subadvisers have not yet realized profits in respect of their relationships with the Predecessor Portfolio since the Predecessor Portfolio had not commenced full operations. The Board noted that, as described above, the Manager and the Subadvisers expect that their affiliates will benefit from relationships with sponsors of the separately managed account programs that include the Feeder Fund as an investment option.

          The Board Members noted that they expect to receive profitability information on an annual basis.

          The Board also noted other benefits the Manager and Subadvisers would receive in connection with the Management Agreement and the Subadvisory Agreements, including their ability to “leverage” the services of investment professionals that manage other funds and the possibility of earning float income on sales orders and redemption amounts. The Board, including the Independent Trustees, concluded that these potential benefits were consistent with those available to other mutual fund sponsors.

          In light of all of the foregoing, the Board, including all of the Independent Board Members, approved the Management Agreement and the Subadvisory Agreements. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the Management Agreement and the Subadvisory Agreements, and each Board Member attributed different weight to the various factors. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the Management Agreement and the Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present.

          At a meeting held in person on February 6, 2007, the Portfolio’s Board considered the Management Agreement and Subadvisory Agreements for the Portfolio, each of which would be on substantially the same terms and conditions as the Management Agreement and Subadvisory Agreements for the Predecessor Portfolio. The Board Members also considered information that had been provided in connection with approval of each Predecessor Portfolio’s Management Agreement and Subadvisory Agreements and noted that the initial term of the Management Agreement and Subadvisory Agreements (after which each would continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the Management Agreement and the Subadvisory Agreements for the Predecessor Portfolio. The Portfolio Board, including all of the Independent Members, concurred with the conclusions of the Board of the Predecessor Portfolio and approved the Management Agreement and Subadvisory Agreements.

30	SMASh Series M Portfolio

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)(1)	Not applicable.

Exhibit 99.CODE ETH

	(a)(2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date: July 6, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date: July 6, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Master Portfolio Trust

Date: July 6, 2007